Major Classifications of Premises and Equipment Stated at Cost (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 13,833,852	$ 13,376,114
Less accumulated depreciation	(8,179,076)	(7,843,394)
Net premises and equipment	5,654,776	5,532,720
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	983,276	983,276
Buildings and improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	7,756,293	7,573,247
Equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 5,094,283	$ 4,819,591